COMMITMENTS - Schedule of base net smelter return royalties(Details)	Jun. 11, 2012 USD ($) $ / shares
Base net smelter return royalty
GOLD	$ 1.00
GOLD (B)	1.50
GOLD (C)	2.00
GOLD (D)	2.50
GOLD (E)	3.00
GOLD (F)	3.50
GOLD (G)	4.00
SILVER	1.00
SILVER (B)	1.50
SILVER (C)	2.00
SILVER (D)	2.50
SILVER (E)	3.00
SILVER (F)	3.50
SILVER (G)	4.00
OTHER	$ 2.00
Average market price, minimum
GOLD, Value per troy oz. | $	$ 0
GOLD (B), Value per troy oz. | $	1,201
GOLD (C), Value per troy oz. | $	1,601
GOLD (D), Value per troy oz. | $	2,001
GOLD (E), Value per troy oz. | $	2,401
GOLD (F), Value per troy oz. | $	2,801
GOLD (G), Value per troy oz. | $	3,200
SILVER, Value per troy oz. | $	0
SILVER (B), Value per troy oz. | $	15
SILVER (C), Value per troy oz. | $	30
SILVER (D), Value per troy oz. | $	45
SILVER (E), Value per troy oz. | $	60
SILVER (F), Value per troy oz. | $	75
SILVER (G), Value per troy oz. | $	90
Average market price, maximum
GOLD, Value per troy oz. | $	1,200
GOLD (B), Value per troy oz. | $	1,600
GOLD (C), Value per troy oz. | $	2,000
GOLD (D), Value per troy oz. | $	2,400
GOLD (E), Value per troy oz. | $	2,800
GOLD (F), Value per troy oz. | $	3,200
SILVER, Value per troy oz. | $	15
SILVER (B), Value per troy oz. | $	30
SILVER (C), Value per troy oz. | $	45
SILVER (D), Value per troy oz. | $	60
SILVER (E), Value per troy oz. | $	75
SILVER (F), Value per troy oz. | $	$ 90
Maximum buy-down net smelter return royalty
GOLD	$ 0.50
GOLD (B)	0.75
GOLD (C)	1.00
GOLD (D)	1.25
GOLD (E)	1.50
GOLD (F)	1.75
GOLD (G)	2.00
SILVER	0.50
SILVER (B)	0.75
SILVER (C)	1.00
SILVER (D)	1.25
SILVER (E)	1.50
SILVER (F)	1.75
SILVER (G)	2.00
OTHER	$ 1.00